Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Atlantica Sustainable Infrastructure plc
Entity Central Index Key	0001601072